The Company, Business Activities and Basis of Presentation - Composition of Net Revenues Recognized Disaggregated by Source (Detail) - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Net revenues from contracted payers	[1]	$ 325,097		$ 422,136							$ 1,019,857	$ 1,655,287
Net revenues from non-contracted payers		373,018		621,881							1,211,309	2,206,414
Development services revenues		63,476		67,394							159,606	211,736
Total net revenues		$ 761,591	$ 995,226	$ 1,111,411	$ 1,278,961	$ 1,683,065	$ 1,291,587	$ 1,047,280	$ 662,860	$ 221,369	$ 2,390,772	$ 4,073,437	$ 5,068,663	$ 3,223,096

[1]	Includes Medicare and Medicare Advantage, as reimbursement amounts are fixed and miscellaneous income from CEE-Sure blood collection tubes.